Acquisition of GCI - Summary of Value of Attributed to Identifiable Assets Acquired and Liabilities Assumed (Detail) - Seaspan [Member] - GCI [Member] $ in Millions	Mar. 13, 2018 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 70.1
Current assets	5.3
Vessels	1,369.8
Vessels under construction	28.9
Other assets	107.4
Total assets acquired	1,581.5
Debt assumed	1,038.1
Current liabilities	31.1
Other long-term liabilities	14.2
Net assets acquired	$ 498.1